GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment test of PPE and Intangibles (excluding goodwill) Narrative (Details) $ in Millions			12 Months Ended
	Dec. 31, 2023 facility cash_generating_unit	Dec. 07, 2023 USD ($)	Dec. 31, 2023 USD ($) cash_generating_unit	Dec. 31, 2022 USD ($) cash_generating_unit	Dec. 31, 2021 USD ($)
Disclosure of information for cash-generating units [line items]
Number of facilities combined for impairment testing | facility	2
Number of cash-generating units | cash_generating_unit	46		46	46
Impairment loss (reversal of impairment loss) recognised in profit or loss			$ 1,038	$ 1,026	$ (218)
Reversal of impairment loss recognised in profit or loss					$ 218
AMKR
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment				1,020
Impairment loss (reversal of impairment loss) recognised in profit or loss				1,026
Impairment loss recognised in profit or loss, intangible assets other than goodwill				$ 6
Long Products South Africa | South Africa
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		$ 112
Impairment loss (reversal of impairment loss) recognised in profit or loss			$ 112
ArcelorMittal Temirtau | Disposal group, disposed of by sale, not discontinued operations
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		732
Consideration		$ 278